Report of Directors Corporate Governance - Non-executive directors' fees and benefits (Details) € in Thousands, £ in Thousands, $ in Thousands			4 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2025 USD ($)	Apr. 25, 2025 USD ($)	Apr. 24, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Total non-executive directors
Disclosure of transactions between related parties [line items]
Fees					£ 5,838	$ 7,691		£ 5,183	$ 6,828
Benefits					414	545		210	277
Total					6,252	$ 8,236		5,393	$ 7,104
Geraldine Buckingham
Disclosure of transactions between related parties [line items]
Fees					283			270
Benefits					14			3
Total					297			273
Rachel Duan
Disclosure of transactions between related parties [line items]
Fees					268			255
Benefits					13			3
Total					281			258
Dame Carolyn Fairbairn
Disclosure of transactions between related parties [line items]
Fees					337			292
Benefits					15			5
Total					352			297
James Forese
Disclosure of transactions between related parties [line items]
Fees					817			801
Benefits					34			4
Total					851			805
Fees paid for additional positions held | €							€ 418			€ 430
Ann Godbehere
Disclosure of transactions between related parties [line items]
Fees		$ 300	$ 105		737			389
Benefits					44			0
Total					781			389
Steven Guggenheimer
Disclosure of transactions between related parties [line items]
Fees					268			259
Benefits					22			4
Total					290			263
José Antonio Meade Kuribreña
Disclosure of transactions between related parties [line items]
Fees					268			253
Benefits					51			7
Total					319			260
Kalpana Morparia
Disclosure of transactions between related parties [line items]
Fees					268			248
Benefits					21			1
Total					289			249
Eileen Murray
Disclosure of transactions between related parties [line items]
Fees					386			331
Benefits					30			0
Total					416			331
Brendan Nelson
Disclosure of transactions between related parties [line items]
Fees	$ 1,500			$ 135	783			329
Benefits					80			38
Total					863			367
Swee Lian Teo
Disclosure of transactions between related parties [line items]
Fees					298			256
Benefits					28			0
Total					326			256
Sir Mark Tucker (retired on 30 September 2025)
Disclosure of transactions between related parties [line items]
Fees					1,125			1,500
Benefits					62			145
Total					£ 1,187			£ 1,645